RIGHT OF USE ASSETS AND LEASE LIABILITIES - Reconciliation of Lease Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Leases [Abstract]
Lease liabilities	$ 185	$ 153		$ 171
Lease liabilities recognised	90	103		23
Repayment of lease liabilities	(82)	(63)		(47)	[1]
Finance costs paid on lease liabilities	(10)	(9)		(8)	[1]
Interest charged to the income statement	11	9		8
Modifications and terminations	(7)	0		(1)
Translation	(1)	(8)		7
Closing balance	186	185		153
Non-current (note 34)	102	124	[2]	116	[2]
Current (note 34)	$ 84	$ 61	[2]	$ 37	[2]

[1]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.
[2]	The tangible assets and accumulated losses and other reserve balances for 31 December 2021 and 31 December 2020 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.